Operating Leases (Tables)	12 Months Ended
Dec. 31, 2021
Operating Leases
Schedule of Partnership's revenues by time charter and bareboat charters and other revenues

	Year Ended December 31,
(U.S. Dollars in thousands)	2021	2020	2019
Time charter revenues (service element included)	$224,191	$233,346	$237,387
Bareboat revenues	45,115	45,235	45,115
Other revenues (loss of hire insurance recoveries and other income)	11,823	641	59
Total revenues	$281,129	$279,222	$282,561

Schedule of minimum contractual future revenues

(U.S. Dollars in thousands)
2022	$198,385
2023	99,805
2024	102,560
2025	94,803
2026	51,088
2027 and thereafter	13,672
Total	$560,313

Schedule of maturity analysis of partnership's lease liabilities

(U.S. Dollars in thousands)
2022	$703
2023	703
2024	703
2025	703
2026	59
2027 and thereafter	—
Total	$2,871
Less imputed interest	130
Carrying value of operating lease liabilities	$2,741